Receivables	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Receivables

5. Receivables

DECEMBER 31	2011	2010	2009

Receivables	$1,466.1	$1,375.1	$1,061.8
Allowance at beginning of year	$(7.5)	$(8.7)	$(9.9)
Reversal of allowance	1.7	2.2	5.2
Addition to allowance	(4.7)	(2.1)	(7.2)
Write-off against allowance	2.0	0.9	3.5
Translation difference	0.2	0.2	(0.3)
Allowance at end of year	$(8.3)	$(7.5)	$(8.7)

Total receivables, net of allowance	$1,457.8	$1,367.6	$1,053.1